LEASES (Details Narrative)							11 Months Ended	12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2023 MYR (RM)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 MYR (RM)	Aug. 20, 2021 USD ($) ft²	Aug. 20, 2021 MYR (RM) ft²	Aug. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
OPerating lease expenses								$ 41,090	$ 56,690	$ 7,274
Rent								$ 95
Equipment Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term								60 months
Office Lease Agreements [Member] | Zenapp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent							$ 3,850				$ 4,200
Three Sub Tenancy Agreements [Member] | Zenapp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent					$ 2,424	RM 10,000
Area of Land | ft²					4,800	4,800
Three Sub Tenancy Agreement [Member] | Zenapp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Operating Lease, Description					lease term from September 1, 2021 to August 31, 2023	lease term from September 1, 2021 to August 31, 2023
Lease Agreement [Member] | Woon Chun Yin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent	$ 1,590	RM 7,100	$ 1,580	RM 6,800
Lessee, Operating Lease, Description			term of one year from May 1, 2022 to April 30, 2023	term of one year from May 1, 2022 to April 30, 2023
Lease Agreement [Member] | Berjaya Steel Works Snd Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent	$ 1,500	RM 6,700	$ 1,460	RM 6,288